Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2015
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 5 – Fair Value of Financial Instruments

The Company's financial assets and liabilities consist of cash and cash equivalents, short-term investments, trade and other receivables and trade and other payables and currency conversion derivatives. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held of severance benefits are recorded at their current cash redemption value.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

❖	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

❖	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

❖	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within level 1 because their value was determined using quoted market prices in active markets. The Company's currency conversion derivatives are classified as Level 2 as they represent foreign currency forward contracts valued primarily based on observable inputs including forward rates and yield curves.

Assets and liabilities measured at fair value at June 30, 2015 are summarized below (unaudited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Fair value of derivatives		294
Total at June 30, 2015	-	$294	-

Liabilities:

Contingent consideration in respect
of acquisition			$4,687
Fair value of loan		15,799
Total at June 30, 2015	-	$15,799	$4,687

Assets and liabilities measured at fair value at June 30, 2014 are summarized below (unaudited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$683	-	-
Available-for-sale securities:
Corporate debentures	8,263	-	-
US government or government
agencies' debentures	785	-	-
Fair value of derivatives		678	-

Total at June 30, 2014	$9,731	$678	-

Liabilities:

Contingent consideration in respect
of acquisition		-	$3,980
Fair value of currency
derivatives		415	-
Total at June 30, 2014		$415	$3,980